Note 14 - Related Party Transactions - Subsidiary Ownership (Details) - MEXICO	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Minera Los Lagartos, S.A. de C.V. [member]
Statement Line Items [Line Items]
MAG's effective interest	100.00%	100.00%
Minera Pozo Seco S.A. de C.V. [member]
Statement Line Items [Line Items]
MAG's effective interest	100.00%	100.00%